Other liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Post-retirement	$ 106	$ 77
Long-term portion of reforestation obligations	53	55
Long-term portion of decommissioning obligations	16	15
Long-term portion of lease obligations	26	26
Export duties	24	73	$ 69
Electricity swaps	12	4
Other	22	18
Other liabilities	$ 260	$ 268